This is filed pursuant to Rule 497(e)
File Nos. 33-12988 and 811-05088.

ALLIANCEBERNSTEIN INVESTMENTS [LOGO]

                                                THE ALLIANCEBERNSTEIN PORTFOLIOS
                                 -AllianceBernstein Wealth Appreciation Strategy
                                     -AllianceBernstein Balanced Wealth Strategy
                                 -AllianceBernstein Wealth Preservation Strategy
                     -AllianceBernstein Tax-Managed Wealth Appreciation Strategy
                         -AllianceBernstein Tax-Managed Balanced Wealth Strategy
                     -AllianceBernstein Tax-Managed Wealth Preservation Strategy
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Supplement dated July 15, 2008 to the Prospectus dated December 31, 2007 of The
AllianceBernstein Portfolios offering Class A, Class B, Class C, and Advisor Class shares of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, AllianceBernstein Wealth Preservation Strategy, AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy, and AllianceBernstein Tax-Managed Wealth Preservation Strategy and to the Prospectus dated December 31, 2007 of The AllianceBernstein Portfolios offering Class A, Class R, Class K, and Class I shares of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy, and AllianceBernstein Wealth Preservation Strategy.

                                    * * * * *

The following information replaces certain information in the Prospectuses under the heading "Management of the Strategies - Portfolio Managers."

The management of and investment decisions for each of the Strategies are made by the Multi-Asset Solutions Team, comprised of senior portfolio managers. The Multi-Asset Solutions Team relies heavily on the Adviser's growth, value and fixed-income investment teams and, in turn, the fundamental research of the Adviser's large internal research staff. No one person is principally responsible for coordinating the Strategies' investments.

The following table lists the persons within the Multi-Asset Solutions Team with the most significant responsibility for day-to-day management of the Strategies, the length of time that each person has been jointly and primarily responsible for the Strategies, and each person's principal occupation during the past five years:

                                           Principal Occupation During the
         Employee; Year; Title                   Past Five (5) Years
---------------------------------------   -------------------------------------


Marc O. Mayer; since July 2008;           Executive Vice President of the
Executive Vice President of the Adviser   Adviser and Chief Investment Officer
and Chief Investment Officer of           of AllianceBernstein - Blend
AllianceBernstein - Blend Solutions       Solutions. From November 2003 to May
                                          2008 he was Executive Managing
                                          Director of AllianceBernstein
                                          Investments and from 2001 to November
                                          2003, he headed AllianceBernstein
                                          Institutional Investments.

Dokyoung Lee; since July 2008; Senior     Senior Vice President of the Adviser,
Vice President of the Adviser and         with which he has been associated
Director of Research - Blend Solutions    in a  similar capacity to his current
                                          position since prior to 2003 and
                                          Director of Research - Blend
                                          Solutions since June 2008.

Thomas J. Fontaine; since July 2008;      Senior Vice President of the Adviser
Senior Vice President of the Adviser      and since June 2008 Director of
and Director of Research - Defined        Research - Defined Contribution.
Contribution                              Previously, he was a Director of
                                          Research for the Adviser's Style
                                          Blend Services, a member of the
                                          Blend Investment Policy Team from
                                          February 2006 to June 2008 and served
                                          as a senior quantitative analyst since
                                          prior to 2003.

Daniel T. Grasman; since December 2007;   Vice President of the Adviser, with
Vice President of the Adviser             which he has been associated in a
                                          similar capacity to his current
                                          position since 2004.  Prior thereto,
                                          he was co-founder and COO of Xelector
                                          since prior to 2003.

Seth J. Masters; since inception;         Executive Vice President of the
Executive Vice President of the Adviser   Adviser, with which he has been
and Chief Investment Officer of           associated in a substantially similar
AllianceBernstein - Defined               capacity to his current position since
Contribution                              prior to 2003 and Chief Investment
                                          Officer of AllianceBernstein - Defined
                                          Contribution since June 2008.

Christopher H. Nikolich; since            Senior Vice President of the Adviser,
inception; Senior Vice President of the   with which he has been associated in
Adviser                                   a substantially similar capacity to
                                          his current position since prior to
                                          2003.

                                    * * * * *

This Supplement should be read in conjunctiocn with the Prospectuses for the Strategies.

You should retain this Supplement with your Prospectuses for future reference.

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